STOCKHOLDERS’ EQUITY	9 Months Ended
Sep. 30, 2021
Equity [Abstract]
STOCKHOLDERS’ EQUITY

NOTE – 6 STOCKHOLDERS’ EQUITY

Authorized shares

As of March 31, 2022 and December 31, 2021, the authorized share capital of the Company consisted of 100,000,000 shares of common stock with $0.0001 par value, and 20,000,000 shares of preferred stock also with $0.0001 par value. No other classes of stock are authorized.

The Court also ordered the distribution of 2,500,000 warrants in the Company to all administrative creditors of PSD, with these creditors to receive five warrants in the Company for each $0.10 of PSD's administrative debt which they held. These creditors received 2,500,000 warrants consisting of 500,000 "A Warrants" each convertible into one share of common stock at an exercise price of $4.00; 500,000 "B Warrants" each convertible into one share of common stock at an exercise price of $5.00; 500,000 "C Warrants" each convertible into one share of common stock at an exercise price of $6.00; 500,000 "D Warrants" each convertible into one share of common stock at an exercise price of $7.00; and 500,000 "E Warrants" each convertible into one share of common stock at an exercise price of $8.00. All warrants are exercisable at any time prior to August 30, 2020. On April 15, 2020, the expiration dates were extended to August 30, 2025.

As of March 31, 2022, no warrants have been exercised.

Issued and outstanding shares

As of March 31, 2022 and December 31, 2021, 28,210,000 common shares were issued and outstanding, and 2,500,000 warrants to acquire common shares were issued and exercisable.